Combined Balance Sheet (Parenthetical) - shares	Sep. 30, 2017	Dec. 31, 2016
General partner—Phillips 66 units issued (in shares)	2,187,386	2,187,386
General partner—Phillips 66 units outstanding (in shares)	2,187,386	2,187,386
Common Units | Public
Units issued (in shares)	46,458,478	43,134,902
Units outstanding (in shares)	46,458,478	43,134,902
Common Units | Non-public | Phillips 66
Units issued (in shares)	64,047,024	64,047,024
Units outstanding (in shares)	64,047,024	64,047,024